Income taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Increase (decrease) in valuation allowance for deferred tax assets	$ (9)	$ 22
Interest and penalties related to unrecognized tax benefits recognized in income tax provision	17	35	$ 32
Accrued interest and penalties associated with unrecognized tax benefits	151	134
Total foreign income before income taxes	4,400	4,100	3,700
Income taxes paid	919	$ 269	321
Tax Credit Carryforward [Line Items]
Undistributed earnings of our foreign operations that are intended to be invested indefinitely outside of the United States	32,600
Additional income taxes required to be accrued and paid if earnings of foreign operations that are intended to be indefinitely invested outside of the United States were repatriated	$ 11,400
Research tax credit carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax benefit of the retroactive extension of the 2012 R&D tax credit			$ 70
Puerto Rico [Member]
Excise Tax Rate [Abstract]
Effective excise tax rate for first half of 2013	2.75%
Excise tax rate effective July 1, 2013 through 2017	4.00%
Federal [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards available to reduce income taxes	$ 32
NOL carryforwards available to reduce income taxes	132
Federal [Member] | Valuation allowance, operating loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
NOL carryforwards available to reduce income taxes	6
State [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards available to reduce income taxes	330
Tax credit carryforwards, valuation allowance	241
NOL carryforwards available to reduce income taxes	580
State [Member] | Valuation allowance, operating loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
NOL carryforwards available to reduce income taxes	499
Foreign [Member]
Tax Credit Carryforward [Line Items]
NOL carryforwards available to reduce income taxes	1,700
NOLs with no valuation allowance and no expiration	241
Foreign [Member] | Valuation allowance, operating loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
NOL carryforwards available to reduce income taxes	$ 750